Financing Guarantee Liabilities	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Financing Guarantee Liabilities
32	Financing guarantee liabilities

(a)	The following table sets forth the movement of gross carrying amount of financing guarantee contracts for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2021	20,898,499	70,527	—	20,969,026
New guarantee contracts originated	71,968,587	—	—	71,968,587
Transfers	(1,261,287)	1,261,287	—	—
— From stage 1 to stage 2	(1,296,115)	1,296,115	—	—
— From stage 2 to stage 1	34,828	(34,828)	—	—
Guarantee liabilities de-recognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(27,188,881)	(1,017,363)	—	(28,206,244)

As of December 31, 2021	64,416,918	314,451	—	64,731,369

(b)	The following table sets forth the movement of ECL allowance of financing guarantee contracts for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2021	688,080	60,594	—	748,674
New guarantee contracts originated	1,126,819	—	—	1,126,819
Transfers	(978,068)	1,175,369	—	197,301
— From stage 1 to stage 2	(993,204)	993,204	—	—
— From stage 2 to stage 1	32,580	(32,580)	—	—
Net impact on expected credit loss by stage transfers	(17,444)	214,745	—	197,301
Guarantee liabilities de-recognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(911,219)	(954,257)	—	(1,865,476)
Change in parameters of expected credit loss model	2,476,773	13,018	—	2,489,791

As of December 31, 2021	2,402,385	294,724	—	2,697,109

(c)	The following table sets forth the movement of gross carrying amount of financing guarantee contracts for the year ended December 31, 2022:

	Year ended December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2022	64,416,918	314,451	—	64,731,369
New guarantee contracts originated	59,085,462	—	—	59,085,462
Transfers	(5,760,786)	5,760,786	—	—
— From stage 1 to stage 2	(5,887,854)	5,887,854	—	—
— From stage 2 to stage 1	127,068	(127,068)	—	—
Guarantee liabilities de-recognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(50,729,902)	(4,583,991)	—	(55,313,893)

As of December 31, 2022	67,011,692	1,491,246	—	68,502,938

(d)	The following table sets forth the movement of ECL allowance of financing guarantee contracts for the year ended December 31, 2022:

	Year ended December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2022	2,402,385	294,724	—	2,697,109
New guarantee contracts originated	980,980	—	—	980,980
Transfers	(4,462,900)	5,388,205	—	925,305
— From stage 1 to stage 2	(4,514,480)	4,514,480	—	—
— From stage 2 to stage 1	114,996	(114,996)	—	—
Net impact on expected credit loss by stage transfers	(63,416)	988,721	—	925,305
Guarantee liabilities de-recognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(2,201,596)	(4,336,572)	—	(6,538,168)
Change in parameters of expected credit loss model	7,656,851	41,292	—	7,698,143

As of December 31, 2022	4,375,720	1,387,649	—	5,763,369

(e)	The following table sets forth the movement of gross carrying amount of financing guarantee contracts for the year ended December 31, 2023:

	Year ended December 31, 2023
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2023	67,011,692	1,491,246	—	68,502,938
New guarantee contracts originated	38,342,179	—	—	38,342,179
Transfers	(6,666,043)	6,666,043	—	—
— From stage 1 to stage 2	(7,000,050)	7,000,050	—	—
— From stage 2 to stage 1	334,007	(334,007)	—	—
Guarantee liabilities de-recognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(44,798,214)	(7,143,416)	—	(51,941,630)

As of December 31, 2023	53,889,614	1,013,873	—	54,903,487

(f)	The following table sets forth the movement of ECL allowance of financing guarantee contracts for the year ended December 31, 2023:

	Year ended December 31, 2023
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2023	4,375,720	1,387,649	—	5,763,369
New guarantee contracts originated	676,224	—	—	676,224
Transfers	(5,691,521)	6,254,121	—	562,600
— From stage 1 to stage 2	(5,805,478)	5,805,478	—	—
— From stage 2 to stage 1	313,688	(313,688)	—	—
Net impact on expected credit loss by stage transfers	(199,731)	762,331	—	562,600
Guarantee liabilities de-recognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(2,830,662)	(6,733,874)	—	(9,564,536)
Change in parameters of expected credit loss model	6,700,989	46,886	—	6,747,875

As of December 31, 2023	3,230,750	954,782	—	4,185,532